Business Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Information
12. Business Segment Information
Our operations consist of five operating segments (see Note 1 for discussion of segment reporting change):

•	Onshore Pipeline Transportation –transportation of crude oil, and to a lesser extent, CO2;

•	Offshore Pipeline Transportation – offshore transportation of crude oil in the Gulf of Mexico;

•	Refinery Services – processing high sulfur (or “sour”) gas streams as part of refining operations to remove the sulfur and selling the related by-product, NaHS;

•	Marine Transportation – marine transportation to provide waterborne transportation of petroleum products and crude oil throughout North America and;

•
Supply and Logistics – terminaling, blending, storing, marketing, and transporting crude oil and petroleum products (primarily fuel oil, asphalt, and other heavy refined products) and, on a smaller scale, CO2.

Substantially all of our revenues are derived from, and substantially all of our assets are located in, the United States.
We define Segment Margin as revenues less product costs, operating expenses (excluding non-cash charges, such as depreciation and amortization), and segment general and administrative expenses, plus our equity in distributable cash generated by our equity investees. In addition, our Segment Margin definition excludes the non-cash effects of our legacy stock appreciation rights plan and includes the non-income portion of payments received under direct financing leases.
Our chief operating decision maker (our Chief Executive Officer) evaluates segment performance based on a variety of measures including Segment Margin, segment volumes, where relevant, and capital investment.
Segment information for each year presented below is as follows:

	Onshore Pipeline Transportation	Offshore Pipeline Transportation	Refinery Services	Marine Transportation	Supply & Logistics(a)	Total
Year Ended December 31, 2014
Segment Margin (b)	$61,231	$71,598	$84,851	$86,239	$43,345	$347,264
Capital expenditures (c)	$46,611	$37,639	$2,385	$232,783	$325,130	$644,548
Revenues:
External customers	$66,760	$3,296	$218,297	$214,039	$3,343,772	$3,846,164
Intersegment (d)	16,397	—	(10,896)	15,243	(20,744)	—
Total revenues of reportable segments	$83,157	$3,296	$207,401	$229,282	$3,323,028	$3,846,164
Year Ended December 31, 2013
Segment Margin (b)	$64,349	$44,530	$75,361	$47,726	$48,394	$280,360
Capital expenditures (c)	$130,787	$94,286	$3,258	$260,736	$215,138	$704,205
Revenues:
External customers	$65,452	$3,923	$216,860	$131,049	$3,717,546	$4,134,830
Intersegment (d)	17,133	—	(10,875)	21,493	(27,751)	—
Total revenues of reportable segments	$82,585	$3,923	$205,985	$152,542	$3,689,795	$4,134,830
Year Ended December 31, 2012
Segment Margin (b)	$58,039	$38,500	$72,883	$37,528	$55,383	$262,333
Capital expenditures (c)	$59,345	$269,365	$2,692	$37,188	$57,708	$426,298
Revenues:
External customers	$56,198	$5,508	$205,110	$99,016	$3,001,529	$3,367,361
Intersegment (d)	14,584	—	(9,093)	19,188	(24,679)	—
Total revenues of reportable segments	$70,782	$5,508	$196,017	$118,204	$2,976,850	$3,367,361
Total assets by reportable segment were as follows:

	December 31, 2014	December 31, 2013	December 31, 2012
Onshore pipeline transportation	$460,012	$437,912	$325,189
Offshore pipeline transportation	645,668	637,323	565,463
Refinery services	403,703	417,121	414,170
Marine transportation	745,128	529,914	276,736
Supply and logistics	907,189	782,547	473,611
Other assets	68,674	57,385	54,495
Total consolidated assets	$3,230,374	$2,862,202	$2,109,664

(a)	Discontinued operations are included in Segment Margin but excluded from revenues for all periods presented.

(b)	A reconciliation of Segment Margin to income from continuing operations before income taxes for each year is presented below.
(c) Capital expenditures include maintenance and growth capital expenditures, such as fixed asset additions (including enhancements to existing facilities and construction of internal growth projects) as well as acquisitions of businesses and interests in equity investees. In addition to construction of internal growth projects, capital spending in our Offshore pipeline transportation segment included $36.1 million and $94.3 million during the years ended December 31, 2014 and December 31, 2013 representing capital contributions to our SEKCO equity investee to fund our share of the construction costs for its pipeline. During 2014, capital spending in our marine transportation segment included $157 million for our purchase of the M/T American Phoenix. During 2013, capital spending in our marine segment also included $230.9 million for the acquisition of our offshore marine transportation assets. During 2012, capital spending in our pipeline transportation segment also included $205.6 million for the acquisition of interests in several Gulf of Mexico pipelines.
(d) Intersegment sales were conducted under terms that we believe were no more or less favorable than then-existing market conditions.
Reconciliation of Segment Margin to income from continuing operations:

	Year Ended December 31,
	2014	2013	2012
Segment Margin	$347,264	$280,360	$262,333
Corporate general and administrative expenses	(47,065)	(43,353)	(38,372)
Depreciation and amortization	(90,908)	(64,784)	(61,150)
Interest expense	(66,639)	(48,583)	(40,923)
Adjustment to exclude distributable cash generated by equity investees not included in income and include equity in investees net income (1)	(31,093)	(23,889)	(24,464)
Non-cash items not included in Segment Margin	3,017	(7,551)	(5,280)
Cash payments from direct financing leases in excess of earnings	(5,529)	(5,110)	(5,016)
Income tax expense	(2,845)	(845)	9,205
Discontinued operations	—	(2,241)	1,004
Income from continuing operations	$106,202	$84,004	$97,337
(1) Includes distributions attributable to the quarter and received during or promptly following such quarter.